Significant events (Details) $ / shares in Units, $ in Thousands													3 Months Ended	6 Months Ended
	May 13, 2024 USD ($)	Apr. 15, 2024 shares	Apr. 08, 2024 shares	Mar. 29, 2024 shares	Mar. 22, 2024 shares	Mar. 20, 2024 USD ($) vessel T	Feb. 26, 2024 vessel T	Feb. 14, 2024 $ / shares	Feb. 07, 2024 USD ($)	Dec. 04, 2023 T	Nov. 08, 2023 USD ($) T	Nov. 11, 2021 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) shares T	Jun. 30, 2023 USD ($)	Jun. 28, 2024 T	Jun. 24, 2024 T	Apr. 18, 2024	Apr. 12, 2024 T	Mar. 19, 2024 shares T	Feb. 06, 2024 T	Jan. 22, 2024 T	Dec. 31, 2023 USD ($) shares T
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels														$ 1,511,765	$ 40,523
Bid price per share (in usd per share) | $ / shares								$ 17.86
Gross bid price per share (in usd per share) | $ / shares								18.43
Dividend payable (in usd per share) | $ / shares								$ 0.57
Property plant and equipment, boat carrying capacity average of existing fleet | T														8,000
Number of shares tendered into the bid (in shares) | shares																				69,241,955
Percentage of shares tendered into the bid																				0.3147
Number of shares outstanding (in shares) | shares														194,216,835									202,233,997
Number of shares outstanding (in shares) | shares		263,771	412,926	2,620,931	4,719,534
Anglo Eastern Univan Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in investment																		0.10
Euronav NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary		11.73%	11.61%	11.42%	10.23%
Treasury shares
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares outstanding (in shares) | shares		25,807,878	25,544,107	25,131,181	22,510,249									25,807,878						17,790,716			17,790,716
CMB NV
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares held by bidder (in shares) | shares																				177,147,299
Percentage of shares held by bidder																				0.8051
Saverco NV
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares outstanding (in shares) | shares																				24,400
Bidder and its related parties
Disclosure of detailed information about property, plant and equipment [line items]
Number of shares held by bidder (in shares) | shares																				194,962,415
Percentage of shares held by bidder																				0.8861
CMB | CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary									100.00%
Consideration transferred									$ 1,150,000
Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Bareboat leaseback contract duration										14 years
Oceania - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											441,561
Proceeds from the sale of vessels											$ 43,100
Non-current assets or disposal groups classified as held for sale																							$ 8,300
Gain														$ 34,826
Suezmax Cedar
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T										157,310
Suezmax Cedar | Sale and leaseback agreement
Disclosure of detailed information about property, plant and equipment [line items]
Bareboat leaseback contract duration										14 years
Suezmax Bristol
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																					156,851
Two bitumen tankers
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							17,000
Number of vessels ordered | vessel							2
Time charter agreement, contract term							10 years
Newcastlemax Mineral France
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																				210,000
VLCC Newton, Nectar and Noble
Disclosure of detailed information about property, plant and equipment [line items]
Gain						$ 79,000
Nectar - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						307,284
Gain														30,082
Newton - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						307,284																307,284
Gain														20,670
Noble - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T						307,284
Gain														28,239
Newcastlemax bulk carriers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels ordered | vessel						2
Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels ordered | vessel						1
Bochem Casablanca
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																			25,000
CMA CGM Baikal - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from the sale of vessels												$ 71,500
Gain	$ 15,600													$ 15,621
Newcastlemax Mineral Deutschland
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																	210,000
Bochem Shanghai
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																25,000
Assets and liabilities classified as held for sale | Oceania - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T											441,561												441,561
Proceeds from the sale of vessels											$ 43,100
Non-current assets or disposal groups classified as held for sale																							$ 8,300
Gain													$ 34,800